Investments	12 Months Ended
Dec. 31, 2024
Investment [Abstract]
Investments	Investments
a) Breakdown
The detail, by company, of Investments is as follows:

EUR million
	2024	2023	2022
Associated entities	5,216	5,682	5,634
Merlin Properties, SOCIMI, S.A.	1,803	1,621	1,653
Caceis (Notes 3 and 12)	—	1,139	1,046
Zurich Santander Insurance America, S.L. - Consolidated	884	936	916
Metrovacesa, S.A.	841	899	979
CNP Santander	397	423	406
Pluxee Beneficios Brasil S.A. A	309	—	—
Other companies	982	664	634

Joint Ventures entities	2,061	1,964	1,981
Santander Caceis Latam Holding 1, S.L. - Consolidated (previously Santander Securities Services Latam Holding, S.L)	381	389	359
Santander Vida Seguros y Reaseguros, S.A.	356	362	356
U.C.I., S.A. - Consolidated	325	349	416
Fortune Auto Finance Co., Ltd	261	254	244
Hyundai Capital UK Limited	249	205	223
Banco RCI Brasil S.A.	94	92	95
Other companies	395	313	288

Total Associated entities and Joint ventures	7,277	7,646	7,615
A.Acquisition of 20% of Pluxee Beneficios Brasil, S.A. in 2024.
Of the entities included above, at 31 December 2024, the entities Merlin Properties, SOCIMI, S.A, and Metrovacesa, S.A. and Compañía Española de Viviendas en Alquiler, S.A., are the only listed companies.
Below is a breakdown of the Goodwill of the main investments in joint ventures and associates included in the balance of this heading:

EUR million
	2024	2023	2022
Goodwill	1,238	1,460	1,508
Of which:
Zurich Santander Insurance America, S.L. - Consolidated	526	526	526
Pluxee Beneficios Brasil, s.a.A	122	—	—
Caceis (Notes 3 and 12)	—	337	337
A.Acquisition of 20% of Pluxee Beneficios Brasil, S.A. in 2024.
b) Changes
The changes in the investments were as follows:

EUR million
	2024	2023	2022
Balance at beginning of year	7,646	7,615	7,525
Acquisitions (disposals) of companies and capital increases (reductions)A	1,011	52	142
Changes in the consolidation method (note 3)	(13)	(43)	(320)
Of which:
Ebury Partners Limited	—	—	(382)
Transfers to Non current Assets B	(1,137)	—	—
Effect of equity accounting	711	613	702
Dividends distributed and reimbursements of share premium	(745)	(565)	(560)
Of which:
Zurich Santander Insurance América, S.L. - Consolidado	(202)	(202)	(160)
Caceis	(114)	—	—
CNP Santander	(88)	(51)	(15)
Santander Vida Seguros y Reaseguros, S.A.- Consolidated	(82)	(52)	(40)
CIP S.A.	(56)	—	—
Merlin Properties, SOCIMI, S.A.	(53)	(51)	(139)
Metrovacesa, S.A.	(52)	(50)	(124)
Hyundai Capital UK Limited	—	(58)	—
Other global result	(32)	(24)	70
Exchange differences and other changes	(164)	(2)	56
Balance at end of year	7,277	7,646	7,615
A.Includes the acquisition of 20% of Pluxee Beneficios Brasil, S.A. and the capital increase of Merlin Properties, SOCIMI, S.A.
B.Stake in Caceis (Notes 3 and 12).
c) Impairment adjustments
During the years 2024, 2023 and 2022 there was no evidence of significant impairment in the Group's associated interests.

d) Other information
A summary of the financial information at the end of December 2024 of the main associates and joint ventures (obtained from the information available at the date of preparation of the consolidated financial statements) is shown below:

EUR million
	Associates					Joint ventures
	Merlin Properties, SOCIMI, S.A.A	Metrovacesa, S.A.A	Pluxee Beneficios Brasil S.A.	Zurich Santander Insurance América, S.L. - Consolidated	CNP Santander	Santander Caceis Latam Holding, S.L. - Consolidated	U.C.I., S.A. - Consolidated	Hyundai Capital UK Limited	Fortune Auto Finance Co., LTD	Santander Vida Seguros y Reaseguros, S.A.- Consolidated (note 3)	Banco RCI Brasil S.A.
Current assets	600	2,137	643	1,850	215	159	219	2,321	174	130	12
Non current assets	11,465	396	639	18,384	2,273	537	9,698	3,354	2,195	1,689	1,985
Total assets	12,065	2,533	1,282	20,234	2,488	696	9,917	5,675	2,369	1,819	1,997
Current liabilities	215	555	292	718	108	152	127	2,366	36	186	82
Non current liabilities	5,312	292	450	18,541	1,990	12	9,187	2,812	1,812	1,088	1,677
Total liabilities	5,527	847	742	19,259	2,098	164	9,314	5,178	1,848	1,274	1,759
Attributable profit for the period	(83)	(21)	79	481	105	80	(77)	65	22	123	40
Other accumulated comprehensive income	(22)	—	(43)	(801)	(21)	(304)	98	14	(1)	(26)	(228)
Rest of equity	6,643	1,707	504	1,295	306	756	582	418	500	448	426
Total Equity	6,538	1,686	540	975	390	532	603	497	521	545	238
Total liabilities and equity	12,065	2,533	1,282	20,234	2,488	696	9,917	5,675	2,369	1,819	1,997

Ordinary activities income	473	585	419	5,784	878	146	640	369	188	882	277
Profit (loss) from continuing operations	(83)	(21)	79	481	105	80	(77)	65	22	123	40
Profit (loss) for the year from discontinuing operations	—	—	—	—	—	—	—	—	—	—	—
A.Data as of 31 December 2023, latest accounts available.